Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net, Current [Abstract]
Trade				$ 485.9	$ 468.2
Other				23.5	19.0
Total accounts receivable				509.4	487.2
Allowance for doubtful accounts	$ (9.1)	$ (10.0)	$ (8.2)	(8.3)	(9.1)
Accounts receivable, net				$ 501.1	$ 478.1
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning of year	9.1	10.0	8.2
Write offs less recoveries	(3.0)	(0.9)	(2.6)
Foreign currency exchange effects	(0.6)	(2.7)	(2.6)
End of year	8.3	9.1	10.0
Continuing operations
Movement in Valuation Allowances and Reserves [Roll Forward]
Provision for uncollectible accounts receivable:	2.8	2.9	7.5
Discontinued operations
Movement in Valuation Allowances and Reserves [Roll Forward]
Provision for uncollectible accounts receivable:	$ 0.0	$ (0.2)	$ (0.5)